Investments - Summary of investment (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Investments in joint ventures and associates	£ 164	£ 169	£ 178
Venture capital and other investments	131	92
Investments	£ 295	£ 261